UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number:    811-23393

Cohen & Steers Preferred Securities and Income SMA Shares, Inc.

(Exact name of registrant as specified in charter)

280 Park Avenue, New York, NY 10017

(Address of principal executive offices) (Zip code)

Dana A. DeVivo

Cohen & Steers Capital Management, Inc.

280 Park Avenue

New York, New York 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code:    (212) 832-3232

Date of fiscal year end:    October 31

Date of reporting period:    April 30, 2023

Item 1. Reports to Stockholders.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

To Our Shareholders:

We would like to share with you our report for the six months ended April 30, 2023. The total returns for Cohen & Steers Preferred Securities and Income SMA Shares, Inc. (the Fund) and its comparative benchmarks were:

Six Months Ended April 30, 2023
Cohen & Steers Preferred Securities and Income SMA Shares	0.48%
Blended Benchmark—75% ICE BofA U.S. IG Institutional Capital Securities Index/ 25% Bloomberg Developed Market USD Contingent Capital Index[a]	3.92%
S&P 500 Index[a]	8.63%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and the principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current total returns of the Fund can be obtained by visiting our website at cohenandsteers.com. The Fund’s returns assume the reinvestment of all dividends and distributions at net asset value (NAV). Shareholders should be aware that the Fund is managed within the context of separately managed account programs and not with the objective of matching or exceeding the Fund’s stated indexes, which are used for Fund reporting purposes. As such, comparisons of the Fund’s performance to that of the indicated indexes are not likely to be meaningful. An investor cannot invest directly in an index. Performance figures for periods shorter than one year are not annualized. Performance figures do not reflect the effect of fees and expenses associated with a separately managed account (SMA) program or fees paid to the investment advisor for SMA advisory services. Such fees are paid directly or indirectly by the SMA program sponsor to the investment advisor. The investment advisor does not charge an advisory fee to the Fund. The investment advisor has contractually agreed to reimburse the Fund so that the total annual Fund operating expenses (excluding acquired fund fees and expenses, interest, taxes, extraordinary expenses, and other expenses approved by the Board of Directors) do not exceed 0.00%. This contractual agreement is currently expected to remain in place for the life of the Fund, can only be amended or terminated by agreement of the Fund’s Board of Directors and the investment advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Fund and the investment advisor.

[a]

The ICE BofA U.S. IG Institutional Capital Securities Index tracks the performance of U.S. dollar denominated investment grade hybrid capital corporate and preferred securities publicly issued in the U.S. domestic market. The Bloomberg Developed Market USD Contingent Capital Index includes hybrid capital securities in developed markets with explicit equity conversion or write down loss absorption mechanisms that are based on an issuer’s regulatory capital ratio or other explicit solvency-based triggers. The S&P 500 Index is an unmanaged index of 500 large-capitalization stocks that is frequently used as a general measure of U.S. stock market performance.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

Market Review

The six months ended April 30, 2023 were generally favorable for financial markets. Prior concerns regarding central banks tightening monetary policy gave way to a more optimistic tone in the fall of 2022 as inflation appeared to slow, raising expectations that the steepest rate-hiking cycle in more than 40 years could soon draw to a close.

While short-term interest rates climbed as the Federal Reserve and the European Central Bank continued to raise their key lending rates, fixed income asset classes generally advanced in the period as longer-term interest rates declined. The 10-year U.S. Treasury note yield, which peaked around 4.25% in late October, settled at 3.44%. However, preferred securities came under selling pressure in the first quarter of 2023 due to solvency concerns in the banking sector (as banks are the predominant issuers of preferred securities). There was a meaningful performance divergence within the preferreds market, with U.S. investment-grade preferreds generating a healthy 6.6% total return while contingent capital securities (CoCos), issued primarily by European banks, returned –4.2%. Preferred securities rose overall but underperformed longer-term U.S. Treasuries, investment-grade corporates and high-yield bonds.

Fund Performance

The portfolio had a positive total return in the period but underperformed its blended benchmark. The portfolio is part of a component SMA and does not necessarily reflect the performance of the overall SMA program.

In the U.S., the sudden collapses of Silicon Valley Bank (SVB) and Signature Bank in March raised concerns about contagion risk. The banks had a preponderance of uninsured deposits and/or significant exposure to depositors in the technology sector that faced significant cash flow challenges. The banks could not raise capital amid substantial deposit outflows, which forced regulators to intervene. On May 1, First Republic Bank was placed into receivership despite a group of larger banks previously funneling $30 billion into the institution; its assets were sold to JPMorgan Chase.

Financial regulators took swift action to stem contagion risk across the U.S. banking industry. The Fed established an emergency loan program, accepting as collateral U.S. Treasuries and certain other high-quality securities at par value—even if the securities have been marked down. The Fed and other central banks also assured that funding would remain readily available in the global banking system. The FDIC said it would fully guarantee depositors in the failed banks, even above the normal $250,000 threshold. Liquidity concerns continued to ease on healthy first quarter earnings and other reports showing stabilizing deposit funding. Asset quality remained near a historically high level, although banks did increase reserves in preparation for higher capital requirements (given recent events) and macro uncertainty.

The Fund’s security selection in U.S. bank preferreds was the most significant detractor from relative performance during the period. Out-of-index positions in certain issues from SVB and First Republic Bank primarily drove this underperformance.

In Europe, struggling Credit Suisse was acquired by rival UBS in March. In brokering the deal, the Swiss government took the unusual step of completely writing down the nominal value ($17 billion) of all Credit Suisse Additional Tier 1 (AT1) bonds, also known as CoCos, which added to pressures in the preferred securities market. (Subsequently, with the AT1 bonds written down before the common equity, lawsuits have been filed, and a secondary market for ownership claims has arisen, which may allow for a partial recovery of the preferreds’ value.)

Credit Suisse was a clear outlier among European banks; although it appeared to be on the mend, the company had made material management missteps in recent years that left it weakened and unprofitable. Other European banks are not faced with the vulnerabilities that plagued Credit Suisse. Overall, the sector displays the best profitability dynamics seen in years. Moreover, bank loans in Europe tend to be floating rate

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

and/or shorter duration—unlike in the U.S., where loans are fixed and long—so loan yields do a better job keeping up with deposit yields. On the deposit side, European bank deposits tend to be stickier, and the money market fund industry is not as developed. Additionally, regulators elsewhere in Europe have reassured markets that their actions in circumstances similar to those of Credit Suisse, should they arise, would be guided by an established framework in which “common equity instruments are the first ones to absorb losses, and only after their full use would Additional Tier 1 be required to be written down.”

The Fund’s overweight allocation to non-U.S. banks detracted from relative performance. However, favorable security selection in the sector largely offset this negative.

The insurance sector performed well in the period. Property & casualty insurance companies enjoyed significant premium growth given the recovering economy, and life insurers benefited from the declining impact of Covid. However, the Fund’s security selection and underweight allocation in the sector detracted from relative performance. Detractors included a pair of low-liquidity, out-of-index issues from a life insurer that were pressured for no real reason. Security selection in the finance sector also hindered relative performance, partly due to an underweight allocation in a long-duration issue from American Express that rose meaningfully.

The pipeline sector also outperformed, as company cash flows continued to improve, buoyed by recovering demand and high crude oil and refined product prices. Security selection in pipelines detracted from relative performance. However, a favorable overweight allocation in the sector largely offset this negative.

Utilities, a capital-intensive sector, benefited from falling long-term interest rates, strong earnings results, and a heightened investor focus on balance sheet quality. As a result, the Fund’s overweight allocation to the sector aided relative performance. The portfolio’s non-investment in the capital goods sector, represented in the index by a poorly performing floating-rate security from Stanley Black & Decker, also modestly contributed to relative returns.

Impact of Derivatives on Fund Performance

The Fund used derivatives in the form of forward foreign currency exchange contracts to passively manage currency risk on certain Fund positions denominated in foreign currencies. The currency forward contracts detracted significantly from the Fund’s total return for the six months ended April 30, 2023.

Sincerely,

WILLIAM F. SCAPELL Portfolio Manager	ELAINE ZAHARIS-NIKAS Portfolio Manager

JERRY DOROST Portfolio Manager

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

The views and opinions in the preceding commentary are subject to change without notice and are as of the date of the report. There is no guarantee that any market forecast set forth in the commentary will be realized. This material represents an assessment of the market environment at a specific point in time, should not be relied upon as investment advice and is not intended to predict or depict performance of any investment.

Visit Cohen & Steers online at cohenandsteers.com

For more information about the Cohen & Steers family of mutual funds, visit cohenandsteers.com. Here you will find fund net asset values, fund fact sheets and portfolio highlights, as well as educational resources and timely market updates.

Our website also provides comprehensive information about Cohen & Steers, including our most recent press releases, profiles of our senior investment professionals and their investment approach to each asset class. The Cohen & Steers family of mutual funds specializes in liquid real assets, including real estate securities, listed infrastructure and natural resource equities, as well as preferred securities and other income solutions.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

Performance Review (Unaudited)

Average Annual Total Returns—For Periods Ended April 30, 2023

	1 Year	5 Years	10 Years	Since Inception[a]
Cohen & Steers Preferred Securities and Income SMA Shares, Inc.	–6.37%	—	—	2.59%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance information current to the most recent month end can be obtained by visiting our website at cohenandsteers.com. Total return assumes the reinvestment of all dividends and distributions at NAV. The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During the periods presented above, the investment advisor waived fees and/or reimbursed expenses. Without this arrangement, performance would have been lower.

The annualized gross and net expense ratios, respectively, as disclosed in the prospectus dated March 1, 2023, was 0.10% and 0.00%. The investment advisor has contractually agreed to reimburse the Fund so that the total annual Fund operating expenses (excluding acquired fund fees and expenses, interest, taxes, extraordinary expenses, and other expenses approved by the Board of Directors) do not exceed 0.00%. This contractual agreement is currently expected to remain in place for the life of the Fund, can only be amended or terminated by agreement of the Fund’s Board of Directors and the investment advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Fund and the investment advisor.

[a]	Commencement of investment operations was March 1, 2019.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

Expense Example (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs including investment advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2022—April 30, 2023.

Actual Expenses

The first line of the following table provides information about actual account values and expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

Expense Example (Unaudited)—(Continued)

	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses Paid During Period[a] November 1, 2022— April 30, 2023
Actual (0.48% return)	$1,000.00	$1,004.80	$0.00
Hypothetical (5% annual return before expenses)	$1,000.00	$1,024.79	$0.00

[a]

Expenses are equal to the Fund’s annualized net expense ratio of 0.00% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) The investment advisor does not charge an advisory fee to the Fund. The investment advisor has contractually agreed to reimburse the Fund so that the total annual Fund operating expenses (excluding acquired fund fees and expenses, interest, taxes, extraordinary expenses, and other expenses approved by the Board of Directors) do not exceed 0.00%. This contractual agreement is currently expected to remain in place for the life of the Fund, can only be amended or terminated by agreement of the Fund’s Board of Directors and the investment advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Fund and the investment advisor.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

April 30, 2023

Top Ten Holdingsa

(Unaudited)

Security	Value	% of Net Assets
Wells Fargo & Co., 3.90%, Series BB	$7,945,339	2.3
BNP Paribas SA, 7.75%, 144A (France)	7,277,000	2.1
Charles Schwab Corp./The, 4.00%, Series I	4,976,279	1.4
Lloyds Banking Group PLC, 8.00% (United Kingdom)	4,768,400	1.4
Citigroup, Inc., 3.875%	4,624,606	1.3
BP Capital Markets PLC, 4.875% (United Kingdom)	4,414,081	1.3
Corebridge Financial, Inc., 6.875%, due 12/15/52, 144A	4,309,364	1.2
Toronto-Dominion Bank/The, 8.125%, due 10/31/82 (Canada)	4,288,326	1.2
QBE Insurance Group Ltd., 5.875%, 144A (Australia)	4,070,743	1.2
Citigroup, Inc., 7.375%	4,068,900	1.2

[a]

Top ten holdings (excluding short-term investments) are determined on the basis of the value of individual securities held. The Fund may also hold positions in other securities issued by the companies listed above. See the Schedule of Investments for additional details on such other positions.

Sector Breakdownb

(Based on Net Assets)

(Unaudited)

[b]	Excludes derivative instruments.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

SCHEDULE OF INVESTMENTS

April 30, 2023 (Unaudited)

		Shares	Value
PREFERRED SECURITIES—EXCHANGE-TRADED	1.7%
BANKING	0.6%
Bank of America Corp., 4.75%, Series SSa		40,139	$838,905
Dime Community Bancshares, Inc., 5.50%[a]		7,024	118,354
Morgan Stanley, 5.96% (3 Month US LIBOR + 0.70%, Floor 4.00%), Series A (FRN)[a,b]		23,737	488,508
Wells Fargo & Co., 4.75%, Series Za		26,331	529,780

			1,975,547

INSURANCE	0.3%
Athene Holding Ltd., 6.375% to 6/30/25, Series Ca,c		39,366	887,703
Athene Holding Ltd., 7.75% to 12/30/27, Series Ea,c		6,122	151,336
Kemper Corp., 5.875% to 3/15/27, due 3/15/62[c]		8,473	163,529

			1,202,568

PIPELINES	0.7%
Enbridge, Inc., 3.94% to 3/1/25, Series 11 (Canada)[a,c]		46,275	519,157
Energy Transfer LP, 7.60% to 5/15/24, Series Ea,c		35,016	809,570
TC Energy Corp., 3.903% to 4/30/24, Series 8 (Canada)[a,c]		85,000	976,824

			2,305,551

REAL ESTATE	0.1%
Public Storage, 4.625%, Series La		22,672	493,569

TOTAL PREFERRED SECURITIES—EXCHANGE-TRADED (Identified cost—$6,209,941)			5,977,235

		Principal Amount
PREFERRED SECURITIES—OVER-THE-COUNTER	90.5%
BANKING	55.5%
Abanca Corp. Bancaria SA, 6.00% to 1/20/26 (Spain)[a,c,d,e]		$1,200,000	1,089,534
AIB Group PLC, 6.25% to 6/23/25 (Ireland)[a,c,d,e]		400,000	406,377
Banco Bilbao Vizcaya Argentaria SA, 6.50% to 3/5/25, Series 9 (Spain)[a,c,d]		1,400,000	1,280,202
Banco BPM SpA, 7.00% to 4/12/27 (Italy)[a,c,d,e]		800,000	775,161
Banco de Sabadell SA, 5.75% to 3/15/26 (Spain)[a,c,d,e]		800,000	709,569
Banco de Sabadell SA, 9.375% to 7/18/28 (Spain)[a,c,d,e]		1,400,000	1,434,674
Banco Mercantil del Norte SA/Grand Cayman, 6.625% to 1/24/32, 144A (Mexico)[a,c,d,f]		1,000,000	811,000

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2023 (Unaudited)

	Principal Amount	Value
Banco Santander SA, 4.75% to 11/12/26 (Spain)[a,c,d]	$800,000	$624,640
Banco Santander SA, 7.50% to 2/8/24 (Spain)[a,c,d,e]	800,000	772,348
Bank of America Corp., 6.10% to 3/17/25, Series AAa,c	2,943,000	2,895,176
Bank of America Corp., 6.30% to 3/10/26, Series DDa,c	939,000	950,316
Bank of America Corp., 5.875% to 3/15/28, Series FFa,c	2,533,000	2,295,531
Bank of America Corp., 4.375% to 1/27/27, Series RRa,c	329,000	281,295
Bank of America Corp., 6.125% to 4/27/27, Series TTa,c	730,000	709,606
Bank of America Corp., 6.25% to 9/5/24, Series Xa,c	3,724,000	3,649,892
Bank of Ireland Group PLC, 6.00% to 9/1/25 (Ireland)[a,c,d,e]	600,000	613,143
Bank of Ireland Group PLC, 7.50% to 5/19/25 (Ireland)[a,c,d,e]	1,800,000	1,944,476
Bank of New York Mellon Corp./The, 4.625% to 9/20/26, Series Fa,c	2,152,000	1,960,576
Bank of New York Mellon Corp./The, 3.75% to 12/20/26, Series Ia,c	166,000	139,131
Bank of Nova Scotia/The, 4.90% to 6/4/25 (Canada)[a,c]	1,745,000	1,600,937
Bank of Nova Scotia/The, 8.625% to 10/27/27, due 10/27/82 (Canada)[c]	1,200,000	1,231,262
Barclays PLC, 6.278% to 12/15/34 (United Kingdom)[a,c]	1,360,000	1,303,149
Barclays PLC, 6.125% to 12/15/25 (United Kingdom)[a,c,d]	1,800,000	1,548,270
Barclays PLC, 6.375% to 12/15/25 (United Kingdom)[a,c,d,e]	400,000	429,839
Barclays PLC, 7.125% to 6/15/25 (United Kingdom)[a,c,d]	600,000	673,495
Barclays PLC, 8.00% to 3/15/29 (United Kingdom)[a,c,d]	4,000,000	3,513,600
Barclays PLC, 8.00% to 6/15/24 (United Kingdom)[a,c,d]	1,600,000	1,479,840
Barclays PLC, 8.875% to 9/15/27 (United Kingdom)[a,c,d,e]	2,800,000	3,244,553
Barclays PLC, 9.25% to 9/15/28 (United Kingdom)[a,c,d]	1,400,000	1,591,347
BNP Paribas SA, 7.375% to 6/11/30 (France)[a,c,d,e]	800,000	847,398
BNP Paribas SA, 4.625% to 1/12/27, 144A (France)[a,c,d,f]	1,800,000	1,417,320
BNP Paribas SA, 4.625% to 2/25/31, 144A (France)[a,c,d,f]	600,000	427,140
BNP Paribas SA, 6.625% to 3/25/24, 144A (France)[a,c,d,f]	1,200,000	1,147,980
BNP Paribas SA, 7.00% to 8/16/28, 144A (France)[a,c,d,f]	800,000	715,920
BNP Paribas SA, 7.375% to 8/19/25, 144A (France)[a,c,d,f]	600,000	578,322
BNP Paribas SA, 7.75% to 8/16/29, 144A (France)[a,c,d,f]	7,600,000	7,277,000
BNP Paribas SA, 9.25% to 11/17/27, 144A (France)[a,c,d,f]	1,600,000	1,649,440
CaixaBank SA, 8.25% to 3/13/29 (Spain)[a,c,d,e]	2,600,000	2,751,237
Charles Schwab Corp./The, 5.375% to 6/1/25, Series Ga,c	482,000	461,214
Charles Schwab Corp./The, 4.00% to 12/1/30, Series Ha,c	3,994,000	3,075,380
Charles Schwab Corp./The, 4.00% to 6/1/26, Series Ia,c	5,924,000	4,976,279

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2023 (Unaudited)

	Principal Amount		Value
Citigroup, Inc., 3.875% to 2/18/26[a,c]	$5,401,000		$4,624,606
Citigroup, Inc., 7.375% to 5/15/28[a,c]	4,110,000		4,068,900
Citigroup, Inc., 5.95% to 5/15/25, Series Pa,c	2,412,000		2,264,308
Citigroup, Inc., 4.00% to 12/10/25, Series Wa,c	1,500,000		1,310,400
CoBank ACB, 6.45% to 10/1/27, Series Ka,c	1,350,000		1,275,645
Commerzbank AG, 7.00% to 4/9/25 (Germany)[a,c,d,e]	1,000,000		882,625
Credit Agricole SA, 4.75% to 3/23/29, 144A (France)[a,c,d,f]	1,800,000		1,388,700
Credit Agricole SA, 6.875% to 9/23/24, 144A (France)[a,c,d,f]	2,200,000		2,116,510
Credit Agricole SA, 7.875% to 1/23/24, 144A (France)[a,c,d,f]	1,200,000		1,182,750
Credit Agricole SA, 8.125% to 12/23/25, 144A (France)[a,c,d,f]	1,600,000		1,592,642
Credit Agricole SA, 7.25% to 9/23/28, Series EMTN (France)[a,c,d,e]	900,000		970,703
Credit Suisse Group AG, 5.25% to 2/11/27, 144A Claim, (Switzerland)[a,c,d,f,g,h]	400,000		15,000
Credit Suisse Group AG, 6.375% to 8/21/26, 144A Claim, (Switzerland)[a,c,d,f,g,h]	1,600,000		60,000
Credit Suisse Group AG, 7.25% to 9/12/25, 144A Claim, (Switzerland)[a,c,d,f,g,h]	2,000,000		75,000
Credit Suisse Group AG, 7.50% to 7/17/23, 144A Claim, (Switzerland)[a,c,d,f,g,h]	2,400,000		90,000
Deutsche Bank AG, 7.079% to 11/10/32, due 2/10/34 (Germany)[c]	1,200,000		1,123,731
Deutsche Bank AG, 7.50% to 4/30/25 (Germany)[a,c,d]	2,200,000		1,813,416
Deutsche Bank AG, 10.00% to 12/1/27 (Germany)[a,c,d,e]	2,000,000		2,071,472
Deutsche Bank AG, 6.00% to 10/30/25, Series 2020 (Germany)[a,c,d]	1,800,000		1,349,820
DNB Bank ASA, 4.875% to 11/12/24 (Norway)[a,c,d,e]	400,000		374,750
Dresdner Funding Trust I, 8.151%, due 6/30/31, 144A (TruPS)[f]	800,000		850,195
Farm Credit Bank of Texas, 5.70% to 9/15/25, Series 4, 144Aa,c,f	2,925,000		2,574,000
First Horizon Bank, 6.048% (3 Month US LIBOR + 0.85%, Floor 3.75%), 144A (FRN)[a,b,f]	3,500	†	2,782,500
Goldman Sachs Capital I, 6.345%, due 2/15/34 (TruPS)	1,572,000		1,634,362
Goldman Sachs Group, Inc./The, 3.80% to 5/10/26, Series Ta,c	514,000		426,620

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2023 (Unaudited)

	Principal Amount	Value
Goldman Sachs Group, Inc./The, 3.65% to 8/10/26, Series Ua,c	$953,000	$780,864
Goldman Sachs Group, Inc./The, 4.125% to 11/10/26, Series Va,c	366,000	307,245
HSBC Capital Funding Dollar 1 LP, 10.176% to 6/30/30, 144A (United Kingdom)[a,c,f]	2,025,000	2,479,758
HSBC Holdings PLC, 6.375% to 3/30/25 (United Kingdom)[a,c,d]	800,000	759,200
HSBC Holdings PLC, 6.50%, due 9/15/37 (United Kingdom)	600,000	628,322
HSBC Holdings PLC, 8.00% to 3/7/28 (United Kingdom)[a,c,d]	3,200,000	3,184,000
Iccrea Banca SpA, 4.75% to 10/18/26, due 1/18/32, Series EMTN (Italy)[c,e]	600,000	567,075
ING Groep N.V., 4.25% to 5/16/31, Series NC10 (Netherlands)[a,c,d]	1,400,000	888,020
ING Groep N.V., 4.875% to 5/16/29 (Netherlands)[a,c,d,e]	1,200,000	914,411
ING Groep N.V., 5.75% to 11/16/26 (Netherlands)[a,c,d]	2,800,000	2,440,732
ING Groep N.V., 6.50% to 4/16/25 (Netherlands)[a,c,d]	1,400,000	1,295,636
ING Groep N.V., 6.75% to 4/16/24 (Netherlands)[a,c,d,e]	1,200,000	1,130,892
ING Groep N.V., 7.50% to 5/16/28 (Netherlands)[a,c,d,e]	4,400,000	4,023,250
Intesa Sanpaolo SpA, 7.70% to 9/17/25, 144A (Italy)[a,c,d,f]	2,200,000	2,007,225
JPMorgan Chase & Co., 5.00% to 8/1/24, Series FFa,c	3,800,000	3,644,166
JPMorgan Chase & Co., 6.75% to 2/1/24, Series Sa,c	1,554,000	1,553,106
JPMorgan Chase & Co., 6.10% to 10/1/24, Series Xa,c	1,505,000	1,490,093
Julius Baer Group Ltd., 6.875% to 6/9/27 (Switzerland)[a,c,d,e]	1,000,000	857,277
KeyCorp Capital III, 7.75%, due 7/15/29 (TruPS)	1,000,000	997,538
Lloyds Banking Group PLC, 7.50% to 6/27/24 (United Kingdom)[a,c,d]	2,000,000	1,926,180
Lloyds Banking Group PLC, 7.50% to 9/27/25 (United Kingdom)[a,c,d]	1,800,000	1,711,062
Lloyds Banking Group PLC, 8.00% to 9/27/29 (United Kingdom)[a,c,d]	5,200,000	4,768,400
Nationwide Building Society, 5.75% to 6/20/27 (United Kingdom)[a,c,d,e]	800,000	857,174
Natwest Group PLC, 4.60% to 6/28/31 (United Kingdom)[a,c,d]	1,000,000	707,390

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2023 (Unaudited)

	Principal Amount	Value
Natwest Group PLC, 6.00% to 12/29/25 (United Kingdom)[a,c,d]	$2,600,000	$2,443,740
Natwest Group PLC, 8.00% to 8/10/25 (United Kingdom)[a,c,d]	2,600,000	2,577,029
Nordea Bank Abp, 6.625% to 3/26/26, 144A (Finland)[a,c,d,f]	1,400,000	1,318,058
PNC Financial Services Group, Inc./The, 3.40% to 9/15/26, Series Ta,c	2,000,000	1,535,149
PNC Financial Services Group, Inc./The, 6.20% to 9/15/27, Series Va,c	865,000	816,740
PNC Financial Services Group, Inc./The, 6.25% to 3/15/30, Series Wa,c	3,950,000	3,630,050
Regions Financial Corp., 5.75% to 6/15/25, Series Da,c	500,000	473,873
Skandinaviska Enskilda Banken AB, 6.875% to 6/30/27 (Sweden)[a,c,d,e]	800,000	742,000
Societe Generale SA, 5.375% to 11/18/30, 144A (France)[a,c,d,f]	2,400,000	1,686,000
Societe Generale SA, 6.75% to 4/6/28, 144A (France)[a,c,d,f]	2,600,000	2,040,584
Societe Generale SA, 7.875% to 12/18/23, 144A (France)[a,c,d,f]	1,000,000	957,900
Societe Generale SA, 8.00% to 9/29/25, 144A (France)[a,c,d,f]	1,200,000	1,120,644
Societe Generale SA, 9.375% to 11/22/27, 144A (France)[a,c,d,f]	2,800,000	2,665,320
Societe Generale SA, 7.875% to 1/18/29, Series EMTN (France)[a,c,d,e]	900,000	899,141
Standard Chartered PLC, 7.75% to 8/15/27, 144A (United Kingdom)[a,c,d,f]	400,000	388,436
Svenska Handelsbanken AB, 4.75% to 3/1/31 (Sweden)[a,c,d,e]	400,000	316,169
Swedbank AB, 7.625% to 3/17/28 (Sweden)[a,c,d,e]	800,000	748,366
Toronto-Dominion Bank/The, 8.125% to 10/31/27, due 10/31/82 (Canada)[c]	4,200,000	4,288,326
Truist Financial Corp., 4.80% to 9/1/24, Series Na,c	1,000,000	871,250
Truist Financial Corp., 4.95% to 9/1/25, Series Pa,c	375,000	353,288
Truist Financial Corp., 5.10% to 3/1/30, Series Qa,c	1,818,000	1,612,680
UBS Group AG, 6.875% to 8/7/25 (Switzerland)[a,c,d,e]	2,800,000	2,537,500
UBS Group AG, 7.00% to 2/19/25 (Switzerland)[a,c,d,e]	400,000	380,142
UBS Group AG, 4.875% to 2/12/27, 144A (Switzerland)[a,c,d,f]	800,000	624,000

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2023 (Unaudited)

		Principal Amount	Value
UBS Group AG, 7.00% to 1/31/24, 144A (Switzerland)[a,c,d,f]		$1,000,000	$940,000
UniCredit SpA, 8.00% to 6/3/24 (Italy)[a,c,d,e]		1,200,000	1,165,120
US Bancorp, 5.30% to 4/15/27, Series Ja,c		2,650,000	2,252,500
US Bancorp, 3.70% to 1/15/27, Series Na,c		419,000	323,678
Virgin Money UK PLC, 8.25% to 6/17/27 (United Kingdom)[a,c,d,e]		800,000	865,901
Wells Fargo & Co., 5.95%, due 12/15/36		1,605,000	1,641,682
Wells Fargo & Co., 7.95%, due 11/15/29, Series B		23,000	25,701
Wells Fargo & Co., 3.90% to 3/15/26, Series BBa,c		9,124,000	7,945,339
Wells Fargo & Co., 5.875% to 6/15/25, Series Ua,c		1,622,000	1,590,728

			193,898,274

ENERGY	1.8%
BP Capital Markets PLC, 4.375% to 6/22/25 (United Kingdom)[a,c]		2,000,000	1,923,624
BP Capital Markets PLC, 4.875% to 3/22/30 (United Kingdom)[a,c]		4,788,000	4,414,081

			6,337,705

FINANCIAL SERVICES	1.8%
Aircastle Ltd., 5.25% to 6/15/26, Series A, 144Aa,c,f		1,440,000	1,052,089
Ally Financial, Inc., 4.70% to 5/15/28, Series Ca,c		1,582,000	1,115,310
American Express Co., 3.55% to 9/15/26[a,c]		1,521,000	1,281,715
Apollo Management Holdings LP, 4.95% to 12/17/24, due 1/14/50, 144Ac,f		450,000	380,641
Ares Finance Co. III LLC, 4.125% to 6/30/26, due 6/30/51, 144Ac,f		851,000	647,414
ILFC E-Capital Trust II, 6.798% (30 Year CMT + 1.80%), due 12/21/65, 144A (FRN) (TruPS)[b,f]		2,675,000	1,748,781

			6,225,950

INSURANCE	14.2%
Aegon NV, 5.50% to 4/11/28, due 4/11/48 (Netherlands)[c]		800,000	777,528
Aegon NV, 5.625% to 4/15/29 (Netherlands)[a,c,d,e]		1,800,000	1,784,482
Allianz SE, 3.50% to 11/17/25, 144A (Germany)[a,c,d,f]		1,400,000	1,146,142
AXA SA, 8.60%, due 12/15/30 (France)		1,175,000	1,423,157
CNP Assurances, 4.875% to 10/7/30 (France)[a,c,d,e]		1,000,000	750,835
Corebridge Financial, Inc., 6.875% to 9/15/27, due 12/15/52, 144Ac,f		4,750,000	4,309,364
Dai-ichi Life Insurance Co., Ltd./The, 5.10% to 10/28/24, 144A (Japan)[a,c,f]		900,000	885,704

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2023 (Unaudited)

	Principal Amount	Value
Enstar Finance LLC, 5.50% to 1/15/27, due 1/15/42[c]	$2,700,000	$1,947,447
Enstar Finance LLC, 5.75% to 9/1/25, due 9/1/40[c]	2,160,000	1,813,547
Equitable Holdings, Inc., 4.95% to 9/15/25, Series Ba,c	1,785,000	1,631,145
Fukoku Mutual Life Insurance Co., 5.00% to 7/28/25 (Japan)[a,c,e]	600,000	585,600
Global Atlantic Fin Co., 4.70% to 7/15/26, due 10/15/51, 144Ac,f	2,832,000	2,266,785
Hartford Financial Services Group, Inc./The, 6.989% (3 Month US LIBOR + 2.125%), due 2/12/47, 144Ab,f	1,236,000	1,010,430
ILFC E-Capital Trust I, 6.548% (30 Year CMT + 1.55%), due 12/21/65, 144A (FRN) (TruPS)[b,f]	128,000	83,200
La Mondiale SAM, 5.875% to 1/26/27, due 1/26/47 (France)[c,e]	600,000	574,007
Lancashire Holdings Ltd., 5.625% to 3/18/31, due 9/18/41 (United Kingdom)[c,e]	1,200,000	995,890
Liberty Mutual Group, Inc., 4.125% to 9/15/26, due 12/15/51, 144Ac,f	1,470,000	1,187,341
Liberty Mutual Group, Inc., 7.80%, due 3/15/37, 144Af	250,000	262,660
Lincoln National Corp., 9.25% to 12/1/27, Series Ca,c	1,199,000	1,209,491
MetLife Capital Trust IV, 7.875%, due 12/15/37, 144A (TruPS)[f]	1,700,000	1,797,446
MetLife, Inc., 10.75%, due 8/1/39	905,000	1,179,057
MetLife, Inc., 9.25%, due 4/8/38, 144Af	1,800,000	2,121,957
MetLife, Inc., 3.85% to 9/15/25, Series Ga,c	450,000	419,625
Nippon Life Insurance Co., 5.10% to 10/16/24, due 10/16/44, 144A (Japan)[c,f]	1,400,000	1,375,136
Prudential Financial, Inc., 5.125% to 11/28/31, due 3/1/52[c]	1,200,000	1,088,167
Prudential Financial, Inc., 5.20% to 3/15/24, due 3/15/44[c]	875,000	837,019
Prudential Financial, Inc., 6.00% to 6/1/32, due 9/1/52[c]	1,920,000	1,848,027
Prudential Financial, Inc., 6.75% to 12/1/32, due 3/1/53[c]	2,040,000	2,049,374
QBE Insurance Group Ltd., 6.75% to 12/2/24, due 12/2/44 (Australia)[c,e]	800,000	793,799
QBE Insurance Group Ltd., 5.875% to 5/12/25, 144A (Australia)[a,c,f]	4,300,000	4,070,743
QBE Insurance Group Ltd., 5.875% to 6/17/26, due 6/17/46, Series EMTN (Australia)[c,e]	800,000	769,279
Rothesay Life PLC, 4.875% to 4/13/27, Series NC6 (United Kingdom)[a,c,d,e]	2,400,000	1,814,647
SBL Holdings, Inc., 6.50% to 11/13/26, 144Aa,c,f	2,200,000	1,286,318

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2023 (Unaudited)

		Principal Amount	Value
SBL Holdings, Inc., 7.00% to 5/13/25, 144Aa,c,f		$1,940,000	$1,261,000
Swiss Re Finance Luxembourg SA, 5.00% to 4/2/29, due 4/2/49, 144A (Switzerland)[c,f]		600,000	574,599
Zurich Finance Ireland Designated Activity Co., 3.00% to 1/19/31, due 4/19/51, Series EMTN (Switzerland)[c,e]		2,000,000	1,570,000

			49,500,948

PIPELINES	7.2%
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 (Canada)[c]		1,271,000	1,148,750
Enbridge, Inc., 7.375% to 10/15/27, due 1/15/83 (Canada)[c]		2,238,000	2,221,215
Enbridge, Inc., 7.625% to 10/15/32, due 1/15/83 (Canada)[c]		2,232,000	2,279,054
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A (Canada)[c]		2,362,000	2,209,257
Enbridge, Inc., 5.75% to 4/15/30, due 7/15/80, Series 20-A (Canada)[c]		3,780,000	3,466,683
Energy Transfer LP, 7.125% to 5/15/30, Series Ga,c		4,222,000	3,567,590
Energy Transfer LP, 6.50% to 11/15/26, Series Ha,c		2,540,000	2,254,250
Enterprise Products Operating LLC, 7.858% (3 Month US LIBOR + 2.986%), due 8/16/77, Series D (FRN)[b]		1,628,000	1,550,657
Transcanada Trust, 5.50% to 9/15/29, due 9/15/79 (Canada)[c]		2,549,000	2,169,321
Transcanada Trust, 5.60% to 12/7/31, due 3/7/82 (Canada)[c]		1,748,000	1,480,188
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (Canada)[c]		3,032,000	2,878,126

			25,225,091

REAL ESTATE	1.3%
Scentre Group Trust 2, 4.75% to 6/24/26, due 9/24/80, 144A (Australia)[c,f]		2,500,000	2,253,375
Scentre Group Trust 2, 5.125% to 6/24/30, due 9/24/80, 144A (Australia)[c,f]		2,500,000	2,113,085

			4,366,460

TELECOMMUNICATIONS	0.5%
Telefonica Europe BV, 6.135% to 2/3/30 (Spain)[a,c,e]		400,000	427,967
Vodafone Group PLC, 4.125% to 3/4/31, due 6/4/81 (United Kingdom)[c]		970,000	785,758

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2023 (Unaudited)

		Principal Amount	Value
Vodafone Group PLC, 6.25% to 7/3/24, due 10/3/78 (United Kingdom)[c,e]		$600,000	$587,448

			1,801,173

UTILITIES	8.2%
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, due 1/18/82 (Canada)[c]		4,646,000	3,762,739
CMS Energy Corp., 4.75% to 3/1/30, due 6/1/50[c]		838,000	735,345
Dominion Energy, Inc., 4.35% to 1/15/27, Series Ca,c		2,632,000	2,224,040
Edison International, 5.375% to 3/15/26, Series Aa,c		2,830,000	2,527,261
Edison International, 5.00% to 12/15/26, Series Ba,c		1,707,000	1,463,437
Electricite de France SA, 7.50% to 9/6/28, Series EMTN (France)[a,c,e]		2,000,000	2,158,623
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada)[c]		4,206,000	4,021,621
NextEra Energy Capital Holdings, Inc., 3.80% to 3/15/27, due 3/15/82[c]		400,000	333,874
NextEra Energy Capital Holdings, Inc., 5.65% to 5/1/29, due 5/1/79[c]		1,298,000	1,178,594
Sempra Energy, 4.125% to 1/1/27, due 4/1/52[c]		3,640,000	2,954,286
Sempra Energy, 4.875% to 10/15/25[a,c]		3,080,000	2,904,016
Southern Co./The, 3.75% to 6/15/26, due 9/15/51, Series 21-Ac		2,854,000	2,435,822
Southern Co./The, 4.00% to 10/15/25, due 1/15/51, Series Bc		2,010,000	1,893,621

			28,593,279

TOTAL PREFERRED SECURITIES—OVER-THE-COUNTER (Identified cost—$351,500,828)			315,948,880

SHORT-TERM INVESTMENTS	4.8%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 4.68%[i]		16,830,970	16,830,970

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$16,830,970)			16,830,970

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$374,541,739)	97.0%		338,757,085
OTHER ASSETS IN EXCESS OF LIABILITIES	3.0		10,574,529

NET ASSETS	100.0%		$349,331,614

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2023 (Unaudited)

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	CAD	1,996,853	USD	1,476,785	5/3/23	$2,879
Brown Brothers Harriman	EUR	15,186,478	USD	16,533,822	5/3/23	(200,165)
Brown Brothers Harriman	EUR	1,618,296	USD	1,776,289	5/3/23	(6,912)
Brown Brothers Harriman	EUR	488,099	USD	535,113	5/3/23	(2,723)
Brown Brothers Harriman	GBP	5,905,430	USD	7,306,611	5/3/23	(115,040)
Brown Brothers Harriman	GBP	321,149	USD	401,378	5/3/23	(2,226)
Brown Brothers Harriman	USD	19,071,272	EUR	17,292,873	5/3/23	(16,248)
Brown Brothers Harriman	USD	7,829,114	GBP	6,226,579	5/3/23	(3,859)
Brown Brothers Harriman	USD	1,473,159	CAD	1,996,853	5/3/23	747
Brown Brothers Harriman	CAD	2,034,007	USD	1,501,332	6/2/23	(871)
Brown Brothers Harriman	EUR	17,229,270	USD	19,032,486	6/2/23	14,731
Brown Brothers Harriman	GBP	6,188,632	USD	7,785,980	6/2/23	3,312
						$(326,375)

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2023 (Unaudited)

Glossary of Portfolio Abbreviations

CAD	Canadian Dollar
CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
EUR	Euro Currency
FRN	Floating Rate Note
GBP	Great British Pound
LIBOR	London Interbank Offered Rate
TruPS	Trust Preferred Securities
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

†	Represents shares.
[a]	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
[b]	Variable rate. Rate shown is in effect at April 30, 2023.
[c]	Security converts to floating rate after the indicated fixed-rate coupon period.
[d]

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $111,120,218 or 31.8% of the net assets of the Fund.

[e]

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $48,134,854 which represents 13.8% of the net assets of the Fund, of which 0.0% are illiquid.

[f]

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $74,813,554 which represents 21.4% of the net assets of the Fund, of which 0.0% are illiquid.

[g]	Non-income producing security.
[h]	Security is in default.
[i]	Rate quoted represents the annualized seven-day yield.

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2023 (Unaudited)

Country Summary	% of Net Assets
United States	40.5
United Kingdom	13.6
France	10.2
Canada	9.8
Netherlands	3.8
Australia	2.9
Spain	2.6
Germany	2.4
Switzerland	2.2
Italy	1.3
Ireland	0.9
Japan	0.8
Sweden	0.5
Other (includes short-term investments)	8.5

100.0

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2023 (Unaudited)

ASSETS:
Investments in securities, at value (Identified cost—$374,541,739)	$338,757,085
Cash	479,365
Foreign currency, at value (Identified cost—$369,231)	372,714
Receivable for:
Fund shares sold	9,059,212
Dividends and interest	5,114,882
Investment securities sold	10,485
Unrealized appreciation on forward foreign currency exchange contracts	21,669
Due from investment advisor	27,747
Other assets	13,394

Total Assets	353,856,553

LIABILITIES:
Unrealized depreciation on forward foreign currency exchange contracts	348,044
Payable for:
Investment securities purchased	2,155,017
Dividends and distributions declared	1,697,773
Fund shares redeemed	168,514
Directors’ fees	622
Other liabilities	154,969

Total Liabilities	4,524,939

NET ASSETS applicable to 38,848,382 shares of $0.001 par value of common stock outstanding	$349,331,614

NET ASSET VALUE PER SHARE:
($349,331,614 ÷ 38,848,382 shares outstanding)	$8.99

NET ASSETS consist of:
Paid-in capital	$417,978,523
Total distributable earnings/(accumulated loss)	(68,646,909)

$349,331,614

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2023 (Unaudited)

Investment Income:
Interest income	$9,408,058
Dividend income (net of $15,014 of foreign withholding tax)	617,735

Total Investment Income	10,025,793

Expenses:
Professional fees	49,875
Administration fees	32,439
Registration and filing fees	26,238
Shareholder reporting expenses	18,214
Transfer agent fees and expenses	9,730
Directors’ fees and expenses	6,607
Custodian fees and expenses	5,339
Miscellaneous	9,514

Total Expenses	157,956
Reduction of Expenses (See Note 2)	(157,956)

Net Expenses	—

Net Investment Income (Loss)	10,025,793

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in securities	(17,767,269)
Forward foreign currency exchange contracts	(1,759,520)
Foreign currency transactions	44,909

Net realized gain (loss)	(19,481,880)

Net change in unrealized appreciation (depreciation) on:
Investments in securities	7,766,699
Forward foreign currency exchange contracts	77,792
Foreign currency translations	27,483

Net change in unrealized appreciation (depreciation)	7,871,974

Net Realized and Unrealized Gain (Loss)	(11,609,906)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,584,113)

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	For the Six Months Ended April 30, 2023	For the Year Ended October 31, 2022
Change in Net Assets:
From Operations:
Net investment income (loss)	$10,025,793	$17,270,557
Net realized gain (loss)	(19,481,880)	(11,905,750)
Net change in unrealized appreciation (depreciation)	7,871,974	(57,996,890)

Net increase (decrease) in net assets resulting from operations	(1,584,113)	(52,632,083)

Distributions to Shareholders	(11,588,131)	(19,464,229)

Capital Stock Transactions:
Increase (decrease) in net assets from Fund share transactions	56,456,866	13,818,352

Total increase (decrease) in net assets	43,284,622	(58,277,960)
Net Assets:
Beginning of period	306,046,992	364,324,952

End of period	$349,331,614	$306,046,992

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

FINANCIAL HIGHLIGHTS (Unaudited)

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

	For the Six Months Ended April 30, 2023	For the Year Ended October 31,			For the Period March 1, 2019[a] through October 31, 2019
Per Share Operating Data:		2022	2021	2020
Net asset value, beginning of period	$9.26	$11.38	$10.73	$10.74	$10.00

Income (loss) from investment operations:

Net investment income (loss)[b]	0.28	0.51	0.51	0.49	0.35
Net realized and unrealized gain (loss)	(0.22)	(2.04)	0.65	(0.01)	0.71

Total from investment operations	0.06	(1.53)	1.16	0.48	1.06

Less dividends and distributions to shareholders from:

Net investment income	(0.33)	(0.55)	(0.51)	(0.48)	(0.32)
Net realized gain	—	(0.04)	—	(0.01)	—

Total dividends and distributions to shareholders	(0.33)	(0.59)	(0.51)	(0.49)	(0.32)

Net increase (decrease) in net asset value	(0.27)	(2.12)	0.65	(0.01)	0.74

Net asset value, end of period	$8.99	$9.26	$11.38	$10.73	$10.74

Total return	0.48%[c]	–13.90%	10.93%	4.66%	10.77%[c]

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$349.3	$306.0	$364.3	$271.1	$66.7

Ratios to average daily net assets:

Expenses (before expense reduction)	0.10%[d]	0.10%	0.11%	0.15%	1.13%[e]

Expenses (net of expense reduction)[f]	0.00%[d]	0.00%	0.00%	0.00%	0.00%[e]

Net investment income (loss) (before expense reduction)	5.95%[d]	4.88%	4.36%	4.60%	3.93%[e]

Net investment income (loss) (net of expense reduction)	6.05%[d]	4.98%	4.47%	4.75%	5.06%[e]

Portfolio turnover rate	31%[c]	72%	71%	99%	25%[c]

[a]	Commencement of investment operations.
[b]	Calculation based on average shares outstanding.
[c]	Not annualized.
[d]	Annualized.
[e]	Ratios for periods less than one year are annualized. Certain professional, shareholder reporting and non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
[f]	The Fund’s expenses have been contractually capped at 0.00%. See Note 2 in Notes to Financial Statements.

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Organization and Significant Accounting Policies

Cohen & Steers Preferred Securities and Income SMA Shares, Inc. (the Fund) was incorporated under the laws of the State of Maryland on November 16, 2018 and is registered under the Investment Company Act of 1940 (the 1940 Act) as a non-diversified, open-end management investment company. On January 30, 2022, the Fund’s diversification status under the 1940 Act changed from a nondiversified fund to a diversified fund. The Fund’s investment objective is total return. Investment operations commenced on March 1, 2019. Shares of the Fund are only offered to participants in separately managed account (SMA) programs and to certain non-program SMA clients that have an agreement with Cohen & Steers Capital Management, Inc. (the investment advisor).

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification (ASC) Topic 946—Investment Companies. The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by the investment advisor to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The Board of Directors has designated the investment manager as the Fund’s “Valuation Designee” under Rule 2a-5 under the 1940 Act. As Valuation Designee, the investment advisor is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1—quoted prices in active markets for identical investments

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of April 30, 2023 in valuing the Fund’s investments carried at value:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Preferred Securities—
Exchange-Traded	$5,977,235	$—	$—	$5,977,235
Preferred Securities—
Over-the-Counter	—	315,948,880	—	315,948,880
Short-Term Investments	—	16,830,970	—	16,830,970

Total Investments in Securities[a]	$5,977,235	$332,779,850	$—	$338,757,085

Forward Foreign Currency Exchange Contracts	$—	$21,669	$—	$21,669

Total Derivative Assets[a]	$—	$21,669	$—	$21,669

Forward Foreign Currency Exchange Contracts	$—	$(348,044)	$—	$(348,044)

Total Derivative Liabilities[a]	$—	$(348,044)	$—	$(348,044)

[a]	Portfolio holdings are disclosed individually on the Schedule of Investments.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

The following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Preferred Securities— Over-the-Counter —Banking
Balance as of October 31, 2022	$2,801,313
Transfer out of Level 3[a]	(2,782,500)
Change in unrealized appreciation (depreciation)	(18,813)

Balance as of April 30, 2023	$—

[a]

As of October 31, 2022, the Fund used significant unobservable inputs in determining the value of this investment. As of April 30, 2023, the same investment was transferred from Level 3 to Level 2 as a result of the availability of observable inputs.

Security Transactions and Investment Income: Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, which includes the amortization of premiums and accretion of discounts, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments in securities.

Net realized foreign currency transaction gains or losses arise from sales of foreign currencies, (excluding gains and losses on forward foreign currency exchange contracts, which are presented separately, if any), currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates. Pursuant to U.S. federal income tax regulations, certain foreign currency gains/losses included in realized and unrealized gains/losses are included in or are a reduction of ordinary income for federal income tax purposes.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Dividends and Distributions to Shareholders: Dividends from net investment income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. Dividends from net investment income, if any, are declared and paid monthly. Net realized capital gains, unless offset by any available capital loss carryforward, are typically distributed to shareholders at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date and are paid in cash. Dividends from net investment income are subject to recharacterization for tax purposes.

Income Taxes: It is the policy of the Fund to continue to qualify as a regulated investment company (RIC), if such qualification is in the best interest of the shareholders, by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to RICs, and by distributing substantially all of its taxable earnings to its shareholders. Also, in order to avoid the payment of any federal excise taxes, the Fund will distribute substantially all of its net investment income and net realized gains on a calendar year basis. Accordingly, no provision for federal income or excise tax is necessary. Dividend and interest income from holdings in non-U.S. securities are recorded net of non-U.S. taxes paid. Management has analyzed the Fund’s tax positions taken on federal and applicable state income tax returns as well as its tax positions in non-U.S. jurisdictions in which it trades for the current tax year and has concluded that as of April 30, 2023, no additional provisions for income tax are required in the Fund’s financial statements. The Fund’s tax positions for the current tax year for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service, state departments of revenue and by foreign tax authorities.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 2. Investment Advisory Fees, Administration Fees and Other Transactions with Affiliates

Investment Advisory Fees: Cohen & Steers Capital Management, Inc. serves as the Fund’s investment advisor pursuant to an investment advisory agreement (the investment advisory agreement). Under the terms of the investment advisory agreement, the investment advisor provides the Fund with day-to-day investment decisions and generally manages the Fund’s investments in accordance with the stated policies of the Fund, subject to the supervision of the Board of Directors.

For its services under the investment advisory agreement, the investment advisor receives no investment advisory or other fees from the Fund. This arrangement recognizes that shares of the Fund are only offered to participants in SMA programs (each, a Program Participant) who pay fees to program sponsors (each, a Sponsor) for the costs and expenses of the programs, including fees for investment advice, custody and portfolio execution, and to certain non-program SMA clients of the investment advisor. When a Program Participant, alone or with his or her Sponsor, elects to allocate assets in an SMA to an investment strategy managed or advised by the investment advisor, the investment advisor typically receives a fee from the Sponsor for providing such advisory services to the SMA, including with respect to assets that may be invested in the Fund. In certain cases, a Program Participant will pay a fee for investment advice directly to the investment advisor in its capacity as advisor to the Program Participant’s SMA. Similarly, non-program SMA clients will pay fees directly to the investment advisor.

The investment advisor has contractually agreed to reimburse the Fund so that the total annual Fund operating expenses (excluding acquired fund fees and expenses, interest, taxes, extraordinary expenses, and other expenses approved by the Board of Directors) do not exceed 0.00%. This contractual agreement is currently expected to remain in place for the life of the Fund, can only be terminated by agreement of the Fund’s Board of Directors and the investment advisor, and will terminate automatically in the event of termination of the investment advisory agreement between the Fund and the investment advisor. For the six months ended April 30, 2023, fees waived and/or expenses reimbursed totaled $157,956.

Administration Fees: The Fund has entered into an administration agreement with the investment advisor under which the investment advisor performs certain administrative functions for the Fund. For its services under the administration agreement, the investment advisor receives no fees from the Fund. The Fund pays State Street Bank and Trust Company as co-administrator under a fund accounting and administration agreement.

Directors’ and Officers’ Fees: Certain directors and officers of the Fund are also directors, officers and/or employees of the investment advisor. The Fund does not pay compensation to directors and officers affiliated with the investment advisor except for the Chief Compliance Officer, who received compensation from the investment advisor, which was reimbursed by the Fund, in the amount of $1,168 for the six months ended April 30, 2023.

Note 3. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, for the six months ended April 30, 2023, totaled $134,930,120 and $101,254,106, respectively.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 4. Derivative Investments

The following tables present the value of derivatives held at April 30, 2023 and the effect of derivatives held during the six months ended April 30, 2023, along with the respective location in the financial statements.

Statement of Assets and Liabilities

	Assets		Liabilities
Derivatives	Location	Fair Value	Location	Fair Value
Foreign Currency Exchange Risk:
Forward Foreign Currency Exchange Contracts[a]	Unrealized appreciation	$21,669	Unrealized depreciation	$348,044

[a]	Forward foreign currency exchange contracts executed with Brown Brothers Harriman are not subject to a master netting agreement or another similar arrangement.

Statement of Operations

Derivatives	Location	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Foreign Currency Exchange Risk:
Forward Foreign Currency Exchange Contracts	Net Realized and Unrealized Gain (Loss)	$(1,759,520)	$77,792

The following summarizes the volume of the Fund’s forward foreign currency exchange contracts activity for the six months ended April 30, 2023:

Forward Foreign Currency Exchange Contracts
Average Notional Amount	$24,760,348

Note 5. Income Tax Information

As of April 30, 2023, the federal tax cost and net unrealized appreciation (depreciation) in value of investments held were as follows:

Cost of investments in securities for federal income tax purposes	$374,541,739

Gross unrealized appreciation on investments	$1,036,009
Gross unrealized depreciation on investments	(37,147,038)

Net unrealized appreciation (depreciation) on investments	$(36,111,029)

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

As of October 31, 2022, the Fund has a net capital loss carryforward of $12,322,984 which may be used to offset future capital gains. These losses are a short-term capital loss carryforward of $8,716,911 and long-term capital loss carryforward of $3,606,073, which under current federal income tax rules, may offset capital gains recognized in any future period.

Note 6. Capital Stock

The Fund is authorized to issue 100 million shares of capital stock, at a par value of $0.001 per share. The Fund’s Board of Directors may increase or decrease the aggregate number of shares of common stock that the Fund has authority to issue. Transactions in Fund shares were as follows:

	For the Six Months Ended April 30, 2023		For the Year Ended October 31, 2022
	Shares	Amount	Shares	Amount
Sold	16,372,699	$155,898,924	17,203,605	$176,969,090
Redeemed	(10,586,659)	(99,442,058)	(16,155,419)	(163,150,738)

Net increase (decrease)	5,786,040	$56,456,866	1,048,186	$13,818,352

Note 7. Other Risks

Preferred Securities Risk: Preferred securities are subject to credit risk, which is the risk that a security will decline in price, or the issuer of the security will fail to make dividend, interest or principal payments when due, because the issuer experiences a decline in its financial status. Preferred securities are also subject to interest rate risk and may decline in value because of changes in market interest rates. The Fund may be subject to a greater risk of rising interest rates than would normally be the case in an environment of low interest rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. In addition, an issuer may be permitted to defer or omit distributions. Preferred securities are also generally subordinated to bonds and other debt instruments in a company’s capital structure. During periods of declining interest rates, an issuer may be able to exercise an option to redeem (call) its issue at par earlier than scheduled, and the Fund may be forced to reinvest in lower yielding securities. Certain preferred securities may be substantially less liquid than many other securities, such as common stocks. Generally, preferred security holders have no voting rights with respect to the issuing company unless certain events occur. Certain preferred securities may give the issuers special redemption rights allowing the securities to be redeemed prior to a specified date if certain events occur, such as changes to tax or securities laws.

Contingent Capital Securities Risk: Contingent capital securities (sometimes referred to as “CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security, for example, a mandatory conversion into common stock of the issuer under certain circumstances, such as the issuer’s capital ratio falling below a certain level. Since the common stock of the issuer may not pay a dividend, investors in these instruments could experience a reduced income rate, potentially to zero, and conversion would deepen the subordination of the investor, hence

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

worsening the investor’s standing in a bankruptcy. Some CoCos provide for a reduction in the value or principal amount of the security (potentially to zero) under such circumstances. In March 2023, a Swiss regulator required a write-down of outstanding CoCos to zero notwithstanding the fact that the equity shares continued to exist and have economic value. It is currently unclear whether regulators of issuers in other jurisdictions will take similar actions. Notwithstanding these risks, the Fund may continue to invest in CoCos issued by Swiss companies and by companies in other jurisdictions. In addition, most CoCos are considered to be high yield or “junk” securities and are therefore subject to the risks of investing in below investment-grade securities. Finally, CoCo issuers can, at their discretion, suspend dividend distributions on their CoCo securities and are more likely to do so in response to negative economic conditions and/or government regulation. Omitted distributions are typically non-cumulative and will not be paid on a future date. Any omitted distribution may negatively impact the returns or distribution rate of the Fund.

Credit and Below-Investment-Grade Securities Risk: Preferred securities may be rated below investment grade or may be unrated. Below-investment-grade securities, or equivalent unrated securities, which are commonly known as “high-yield bonds” or “junk bonds,” generally involve greater volatility of price and risk of loss of income and principal, and may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. It is reasonable to expect that any adverse economic conditions could disrupt the market for lower-rated securities, have an adverse impact on the value of those securities and adversely affect the ability of the issuers of those securities to repay principal and interest on those securities.

Concentration Risk: Because the Fund invests at least 25% of its net assets in the financials sector, it will be more susceptible to adverse economic or regulatory occurrences affecting this sector, such as changes in interest rates, loan concentration and competition. In addition, the Fund will also be subject to the risks of investing in the individual industries and securities that comprise the financials sector, including the bank, diversified financials, real estate (including REITs) and insurance industries. To the extent that the Fund focuses its investments in other sectors or industries, such as (but not limited to) energy, industrials, utilities, pipelines, health care and telecommunications, the Fund will be subject to the risks associated with these particular sectors and industries. These sectors and industries may be adversely affected by, among others, changes in government regulation, world events and economic conditions.

Liquidity Risk: Liquidity risk is the risk that particular investments of the Fund may become difficult to sell or purchase. The market for certain investments may become less liquid or illiquid due to adverse changes in the conditions of a particular issuer or due to adverse market or economic conditions. In addition, dealer inventories of certain securities, which provide an indication of the ability of dealers to engage in “market making,” are at, or near, historic lows in relation to market size, which has the potential to increase price volatility in the fixed income markets in which the Fund invests. Federal banking regulations may also cause certain dealers to reduce their inventories of certain securities, which may further decrease the Fund’s ability to buy or sell such securities. As a result of this decreased liquidity, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance. Further, transactions in less liquid or illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Liquidity risk also includes the risk that market conditions or large shareholder redemptions may impact the ability of the Fund to meet redemption requests within required time periods. In order to meet such redemption requests, the fund may be forced to sell securities at inopportune times or prices.

Foreign (Non-U.S.) and Emerging Market Securities Risk: The Fund directly purchases securities of foreign issuers. Risks of investing in foreign securities, which can be expected to be greater for investments in emerging markets, include currency risks, future political and economic developments and possible imposition of foreign withholding taxes on income or proceeds payable on the securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Currency Risk: Although the Fund will report its NAV and pay dividends in U.S. dollars, foreign securities often are purchased with and make any dividend and interest payments in foreign currencies. Therefore, the Fund’s investments in foreign securities will be subject to foreign currency risk, which means that the Fund’s NAV could decline solely as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal, dividends and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. The Fund may, but is not required to, engage in various investments that are designed to hedge the Fund’s foreign currency risks, and such investments are subject to the risks described under “Derivatives and Hedging Transactions Risk” below.

Derivatives and Hedging Transactions Risk: The Fund’s use of derivatives, including for the purpose of hedging interest rate or foreign currency risks, presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are counterparty risk, financial leverage risk, liquidity risk, OTC trading risk and tracking risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives.

Geopolitical Risk: Occurrence of global events similar to those in recent years, such as war (including Russia’s military invasion of Ukraine), terrorist attacks, natural or environmental disasters, country instability, infectious disease epidemics or pandemics, such as that caused by COVID-19, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers and other governmental trade or market control programs, the potential exit of a country from its respective union and related geopolitical events, may result in market volatility and may have long-lasting impacts on U.S. and global economies and financial markets. Supply chain disruptions or significant changes in the supply or prices of commodities or other economic inputs may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies or industries. Events occurring in one region of the world may negatively impact industries and regions that are not otherwise directly impacted by the events. Additionally, those events, as well as other changes in foreign and domestic political and economic conditions, could adversely affect

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

individual issuers or related groups of issuers, securities markets, interest rates, secondary trading, credit ratings, inflation, investor sentiment and other factors affecting the value of the Fund’s investments.

Although the long-term economic fallout of COVID-19 is difficult to predict, it has contributed to, and may continue to contribute to, market volatility, inflation and systemic economic weakness. COVID-19 and efforts to contain its spread may also exacerbate other pre-existing political, social, economic, market and financial risks. In addition, the U.S. government and other central banks across Europe, Asia, and elsewhere announced and/or adopted economic relief packages in response to COVID-19. The end of any such program could cause market downturns, disruptions and volatility, particularly if markets view the ending as premature. The COVID-19 pandemic and its effects are expected to continue, and therefore the economic outlook, particularly for certain industries and businesses, remains inherently uncertain.

On January 31, 2020, the United Kingdom (UK) withdrew from the European Union (EU) (referred to as Brexit), commencing a transition period that ended on December 31, 2020. The EU-UK Trade and Cooperation Agreement, a bilateral trade and cooperation deal governing the future relationship between the UK and the EU (TCA), provisionally went into effect on January 1, 2021, and entered into force officially on May 1, 2021, but critical aspects of the relationship remain unresolved and subject to further negotiation and agreement. Brexit has resulted in volatility in European and global markets and could have negative long-term impacts on financial markets in the UK and throughout Europe. There is still considerable uncertainty relating to the potential consequences of the exit, how the negotiations for new trade agreements will be conducted, and whether the UK’s exit will increase the likelihood of other countries also departing the EU. During this period of uncertainty, the negative impact on the UK, European and broader global economies, could be significant, potentially resulting in increased market volatility and illiquidity, political, economic, and legal uncertainty, and lower economic growth for companies that rely significantly on Europe for their business activities and revenues.

On February 24, 2022, Russia launched a large-scale invasion of Ukraine significantly amplifying already existing geopolitical tensions. The United States and many other countries have instituted various economic sanctions against Russia, Russian individuals and entities and Belarus. The extent and duration of the military action, sanctions imposed and other punitive actions taken (including any Russian retaliatory responses to such sanctions and actions), and resulting disruptions in Europe and globally cannot be predicted, but could be significant and have a severe adverse effect on the global economy, securities markets and commodities markets globally, including through global supply chain disruptions, increased inflationary pressures and reduced economic activity. To the extent the Fund has exposure to the energy sector, the Fund may be especially susceptible to these risks. Furthermore, in March 2023, the shut-down of certain financial institutions raised economic concerns over disruption in the U.S. banking system. There can be no certainty that the actions taken by the U.S. government to strengthen public confidence in the U.S. banking system will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. banking system. These disruptions may also make it difficult to value the Fund’s portfolio investments and cause certain of the Fund’s investments to become illiquid. The strengthening or weakening of the U.S. dollar relative to other currencies may, among other things, adversely affect the Fund’s investments denominated in

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

non-U.S. dollar currencies. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have, and the duration of those effects.

Regulatory Risk: The U.S. government has proposed and adopted multiple regulations that could have a long-lasting impact on the Fund and on the mutual fund industry in general. The SEC’s final rules, related requirements and amendments to modernize reporting and disclosure, along with other potential upcoming regulations, could, among other things, restrict the Fund’s ability to engage in transactions, impact flows into the Fund and/or increase overall expenses of the Fund. In addition to Rule 18f-4, which governs the way derivatives are used by registered investment companies, the SEC, Congress, various exchanges and regulatory and self-regulatory authorities, both domestic and foreign, have undertaken reviews of the use of derivatives by registered investment companies, which could affect the nature and extent of instruments used by the Fund. While the full extent of all of these regulations is still unclear, these regulations and actions may adversely affect both the Fund and the instruments in which the Fund invests and its ability to execute its investment strategy. For example, climate change regulation (such as decarbonization legislation, other mandatory controls to reduce emissions of greenhouse gases, or related disclosure requirements) could significantly affect the Fund or its investments by, among other things, increasing compliance costs or underlying companies’ operating costs and capital expenditures. Similarly, regulatory developments in other countries may have an unpredictable and adverse impact on the Fund.

LIBOR Risk: Many financial instruments are tied to the London Interbank Offered Rate, or “LIBOR,” to determine payment obligations, financing terms, hedging strategies, or investment value. LIBOR is the offered rate for short-term Eurodollar deposits between major international banks. The Head of the UK Financial Conduct Authority the (FCA) and LIBOR’s administrator, ICE Benchmark Administration (IBA) ceased publication of most LIBOR settings at the end of 2021 and the IBA is expected to cease publication of a majority of U.S. dollar LIBOR settings after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate (SOFR) for U.S. dollar LIBOR and the Sterling Overnight Index Average Rate for GBP LIBOR). Other countries are introducing their own local-currency-denominated alternative reference rates for short-term lending and global consensus on alternative rates is lacking.

In March 2022, the U.S. federal government enacted the Adjustable Interest Rate (LIBOR) Act (LIBOR Act) to establish a process for replacing LIBOR in certain existing contracts that do not already provide for the use of a clearly defined and practicable replacement benchmark rate as described in the LIBOR Act. Generally, for contracts that do not contain clear and practicable fallback provisions as described in the LIBOR Act, a benchmark replacement recommended by the Federal Reserve Board will effectively replace the U.S. dollar LIBOR benchmark after June 30, 2023. The recommended benchmark replacement will be based on SOFR, which is published by the Federal Reserve Bank of New York, and will include certain spread adjustments and benchmark replacement conforming changes. On December 16, 2022, the Federal Reserve Board adopted a final rule that implements the LIBOR Act. The final rule restates safe harbor protections contained in the LIBOR Act for selection or use of the replacement benchmark rate selected by the Federal Reserve Board. Consistent with the

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

LIBOR Act, the final rule is also intended to ensure that LIBOR contracts adopting a benchmark rate selected by the Federal Reserve Board will not be interrupted or terminated following LIBOR’s replacement.

The transition away from LIBOR may lead to increased volatility and illiquidity in markets that are tied to LIBOR, reduced values of, inaccurate valuations of, and miscalculations of payment amounts for LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and reduced effectiveness of hedging strategies, adversely affecting the Fund’s performance or NAV. In addition, any alternative reference rate may be a less effective substitute resulting in prolonged adverse market conditions for the Fund. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the cessation of LIBOR publications.

This is not a complete list of the risks of investing in the Fund. For additional information concerning the risks of investing in the Fund, please consult the Fund’s prospectus.

Note 8. Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Note 9. New Accounting Pronouncement

In January 2021, the Financial Accounting Standards Board issued Accounting Standards Update No. 2021-01 (ASU 2021-01), “Reference Rate Reform (Topic 848)”. ASU 2021-01 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2021-01 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective immediately through December 31, 2024, for all entities. Management does not expect any impact to the Fund’s net assets or results of operations.

Note 10. Subsequent Events

Management has evaluated events and transactions occurring after April 30, 2023 through the date that the financial statements were issued, and has determined that no additional disclosure in the financial statements is required.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

OTHER INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-330-7348, (ii) on our website at cohenandsteers.com or (iii) on the U.S. Securities and Exchange Commission’s (SEC) website at http://www.sec.gov. In addition, the Fund’s proxy voting record for the most recent 12-month period ended June 30 is available by August 31 of each year (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC’s website at http://www.sec.gov.

Disclosures of the Fund’s complete holdings are required to be made monthly on Form N-PORT, with every third month made available to the public by the SEC 60 days after the end of the Fund’s fiscal quarter. The Fund’s Form N-PORT is available (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC’s website at http://www.sec.gov.

Please note that distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes. The Fund may also pay distributions in excess of the Fund’s net investment company taxable income and net realized gains and this excess would be a tax free return of capital distributed from the Fund’s assets. The final tax treatment of all distributions is reported to shareholders on their 1099-DIV forms, which are mailed after the close of each calendar year.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

Cohen & Steers Privacy Policy

Facts	What Does Cohen & Steers Do With Your Personal Information?

Why?

Financial companies choose how they share your personal information.

Federal law gives consumers the right to limit some but not all sharing.

Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number and account balances

• Transaction history and account transactions

• Purchase history and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Cohen & Steers chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Cohen & Steers share?	Can you limit this sharing?

For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or reports to credit bureaus	Yes	No

For our marketing purposes— to offer our products and services to you	Yes	No

For joint marketing with other financial companies—	No	We don’t share

For our affiliates’ everyday business purposes— information about your transactions and experiences	No	We don’t share

For our affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share

For our affiliates to market to you—	No	We don’t share

For non-affiliates to market to you—	No	We don’t share

Questions? Call 800.330.7348

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

Cohen & Steers Privacy Policy—(Continued)

Who we are

Who is providing this notice?	Cohen & Steers Capital Management, Inc., Cohen & Steers Asia Limited, Cohen & Steers Japan Limited, Cohen & Steers UK Limited, Cohen & Steers Ireland Limited, Cohen & Steers Singapore Private Limited, Cohen & Steers Securities, LLC, Cohen & Steers Private Funds and Cohen & Steers Open and Closed-End Funds (collectively, Cohen & Steers).

What we do

How does Cohen & Steers protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We restrict access to your information to those employees who need it to perform their jobs, and also require companies that provide services on our behalf to protect your information.

How does Cohen & Steers collect my personal information?

We collect your personal information, for example, when you:

• Open an account or buy securities from us

• Provide account information or give us your contact information

• Make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

• sharing for affiliates’ everyday business purposes—information about your creditworthiness

• affiliates from using your information to market to you

• sharing for non-affiliates to market to you

State law and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with affiliates.

Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with non-affiliates.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. • Cohen & Steers does not jointly market.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

OFFICERS AND DIRECTORS

Joseph M. Harvey

Director, Chair and Vice President

Adam M. Derechin

Director

Michael G. Clark

Director

George Grossman

Director

Dean A. Junkans

Director

Gerald J. Maginnis

Director

Jane F. Magpiong

Director

Daphne L. Richards

Director

Ramona Rogers-Windsor

Director

James Giallanza

President and Chief Executive Officer

Albert Laskaj

Treasurer and Chief Financial Officer

Dana A. DeVivo

Secretary and Chief Legal Officer

Stephen Murphy

Chief Compliance Officer

and Vice President

William F. Scapell

Vice President

Elaine Zaharis-Nikas

Vice President

KEY INFORMATION

Investment Advisor and Administrator

Cohen & Steers Capital Management, Inc.

280 Park Avenue

New York, NY 10017

(212) 832-3232

Co-administrator and Custodian

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Transfer Agent

SS&C GIDS, Inc.

P.O. Box 219953

Kansas City, MO 64121-9953

(800) 437-9912

Legal Counsel

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

Distributor

Cohen & Steers Securities, LLC

280 Park Avenue

New York, NY 10017

NASDAQ Symbol:	PISHX

Website: cohenandsteers.com

This report is authorized for delivery only to shareholders of Cohen & Steers Preferred Securities and Income SMA Shares, Inc. unless accompanied or preceded by the delivery of a currently effective prospectus setting forth details of the Fund. Performance data quoted represent past performance. Past performance is no guarantee of future results and your investment may be worth more or less at the time you sell your shares.

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Cohen & Steers

Preferred

Securities and

Income SMA

Shares, Inc.

Semiannual Report April 30, 2023

PISHXSAR

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a- 2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

By:	/s/ James Giallanza
Name: James Giallanza
Title: Principal Executive Officer
(President and Chief Executive Officer)

Date: July 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James Giallanza
Name: James Giallanza
Title: Principal Executive Officer
(President and Chief Executive Officer)

By:	/s/ Albert Laskaj
Name: Albert Laskaj
Title: Principal Financial Officer
(Treasurer and Chief Financial Officer)

Date: July 6, 2023